Segment and Geographic Data - Summary of Long-lived Assets by Geographical Region are Based on the Location of the Legal Entity that Owns the Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Asset Reconciling Item [Line Items]
Total long-lived assets	$ 4,697	$ 3,248	$ 2,558
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total long-lived assets	4,311	3,120	$ 2,558
Rest of World [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total long-lived assets	$ 386	$ 128